UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Multi-Asset Income Fund

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.1%

	COMMON STOCKS – 22.4%

	Aerospace & Defense – 0.5%

78	Boeing Company	$11,110

557	Embraer Aircraft Corporation	2,993

54	General Dynamics Corporation	8,140

64	Lockheed Martin Corporation	15,768

50	Raytheon Company	6,830

79	Safran SA	5,431

33	Thales SA	3,107
	Total Aerospace & Defense	53,379

	Air Freight & Logistics – 0.4%

565	Deutsche Post AG	17,509

165	United Parcel Service, Inc., Class B	17,780
	Total Air Freight & Logistics	35,289

	Airlines – 0.1%

70	Copa Holdings SA	6,456

120	Delta Air Lines, Inc.	5,012
	Total Airlines	11,468

	Automobiles – 0.4%

223	Daimler AG	15,890

408	Ford Motor Company	4,790

445	General Motors Company	14,062

42	Toyota Motor Corporation, Sponsored ADR	4,858
	Total Automobiles	39,600

	Banks – 2.2%

1,210	Bank of America Corporation	19,965

13,600	Bank of Ireland, (2)	2,949

172	BankUnited Inc.	5,012

2,000	BOC Hong Kong Holdings Limited	7,143

437	CIT Group Inc.	15,876

355	Citigroup Inc.	17,448

241	Danske Bank A/S	7,441

295	ForeningsSparbanken AB	6,911

540	HSBC Holdings PLC	4,073

577	Huntington BancShares Inc.	6,116

1,629	ING Groep N.V.	21,450

630	JPMorgan Chase & Co.	43,634

NUVEEN	1

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

472	KeyCorp.	$6,665

6,589	Lloyds Banking Group PLC	4,618

1,100	Mitsubishi UFJ Financial Group Inc.	5,712

400	Oversea-Chinese Banking Corporation Limited	2,438

160	Pacwest Bancorp.	6,942

2,171	Royal Bank of Scotland Group PLC, (2)	5,025

110	Sumitomo Mitsui Trust Holdings	3,724

147	Toronto-Dominion Bank	6,670

281	Wells Fargo & Company	12,929

273	Westpac Banking Corporation	6,328
	Total Banks	219,069

	Beverages – 0.2%

53	Heineken NV	4,366

157	PepsiCo, Inc.	16,830

170	Refresco Group N.V.	2,482
	Total Beverages	23,678

	Biotechnology – 0.5%

514	AbbVie Inc.	28,671

75	Amgen Inc.	10,587

141	Gilead Sciences, Inc.	10,382

365	Grifols SA., Class B Shares	5,265
	Total Biotechnology	54,905

	Capital Markets – 1.1%

158	Ameriprise Financial, Inc.	13,966

675	Ares Capital Corporation	10,327

46	BlackRock Inc.	15,697

185	Deutsche Boerse AG, (2)	14,395

200	Franklin Resources, Inc.	6,732

119	Invesco LTD	3,343

84	NASDAQ Stock Market, Inc.	5,373

97	Raymond James Financial Inc.	5,832

131	T. Rowe Price Group Inc.	8,385

241	Thomson Corporation	9,498

927	UBS Group AG	13,087
	Total Capital Markets	106,635

	Chemicals – 0.6%

64	Celanese Corporation, Series A	4,667

1,035	CVR Partners LP	4,720

198	Dow Chemical Company	10,654

2	NUVEEN

Shares	Description (1)	Value

	Chemicals (continued)

66	Koninklijke DSM NV	$4,244

28	Linde AG	4,620

109	LyondellBasell Industries NV	8,671

56	Monsanto Company	5,643

54	PPG Industries, Inc.	5,029

76	Praxair, Inc.	8,897
	Total Chemicals	57,145

	Commercial Services & Supplies – 0.2%

300	Dai Nippon Printing Co., Ltd.	3,015

121	ISS AS	4,757

131	KAR Auction Services Inc.	5,578

93	Waste Management, Inc.	6,106
	Total Commercial Services & Supplies	19,456

	Communications Equipment – 0.5%

1,195	Cisco Systems, Inc.	36,663

1,380	Ericsson LM, Class B Shares	6,680

649	Ericsson	3,161
	Total Communications Equipment	46,504

	Consumer Finance – 0.2%

394	Discover Financial Services	22,194

	Containers & Packaging – 0.3%

570	Amcor Limited	6,374

172	International Paper Company	7,745

86	Packaging Corp. of America	7,095

134	WestRock Company	6,189
	Total Containers & Packaging	27,403

	Diversified Financial Services – 0.2%

1,200	Challenger Limited	9,822

34	Groupe Bruxelles Lambert SA	2,925

300	Orix Corporation	4,764
	Total Diversified Financial Services	17,511

	Diversified Telecommunication Services – 1.0%

722	AT&T Inc.	26,562

409	CenturyLink Inc.	10,871

5,000	HKT Trust and HKT Limited	6,860

668	Nippon Telegraph and Telephone Corporation, ADR	29,678

615	Telefonica Brasil SA	8,897

211	Telenor ASA	3,358

NUVEEN	3

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

271	Verizon Communications Inc.	$13,035
	Total Diversified Telecommunication Services	99,261

	Electric Utilities – 0.4%

3,020	EDP – Energias de Portugal, S.A.	9,982

143	NextEra Energy Inc.	18,304

263	Red Electrica Corporacion SA, (2)	5,487

352	Scottish and Southern Energy PLC	6,855
	Total Electric Utilities	40,628

	Electrical Equipment – 0.2%

226	Eaton PLC	14,412

75	Mabuchi Motor Company Limited	4,370
	Total Electrical Equipment	18,782

	Electronic Equipment, Instruments & Computers – 0.1%

221	Flextronics International Limited, (2)	3,136

96	TE Connectivity Limited	6,035
	Total Electronic Equipment, Instruments & Computers	9,171

	Energy Equipment & Services – 0.3%

443	Aker Solutions ASA	2,039

218	Schlumberger Limited	17,054

710	Tenaris SA	10,039
	Total Energy Equipment & Services	29,132

	Equity Real Estate Investment Trusts – 0.7%

165	Apartment Investment & Management Company, Class A	7,272

88	Crown Castle International Corporation	8,007

55	Extra Space Storage Inc.	4,023

140	Lamar Advertising Company	8,883

355	Paramount Group Inc.	5,520

205	Prologis Inc.	10,693

21	Public Storage, Inc.	4,488

48	Simon Property Group, Inc.	8,926

150	Welltower Inc.	10,279
	Total Equity Real Estate Investment Trusts	68,091

	Food & Staples Retailing – 0.5%

193	Carrefour SA	5,063

275	CVS Health Corporation	23,127

70	Seven & I Holdings	2,926

215	Sysco Corporation	10,346

4	NUVEEN

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

1,736	Tesco PLC	$4,478
	Total Food & Staples Retailing	45,940

	Food Products – 0.4%

167	General Mills, Inc.	10,351

79	Groupe Danone	5,470

67	Hershey Foods Corporation	6,865

123	Mondelez International Inc.	5,528

1,700	Orkla ASA	16,059
	Total Food Products	44,273

	Health Care Equipment & Supplies – 0.2%

243	Medtronic, PLC	19,931

	Health Care Providers & Services – 0.4%

83	AmerisourceBergen Corporation	5,837

31	Anthem Inc.	3,778

121	Cardinal Health, Inc.	8,311

45	CIGNA Corporation	5,347

53	McKesson HBOC Inc.	6,740

104	UnitedHealth Group Incorporated	14,698
	Total Health Care Providers & Services	44,711

	Hotels, Restaurants & Leisure – 0.5%

90	Cedar Fair LP	5,116

275	Compass Group PLC	4,985

237	Hilton Worldwide Holdings Inc.	5,356

185	Las Vegas Sands	10,708

94	McDonald’s Corporation	10,582

84	Six Flags Entertainment Corporation	4,675

44	Wynn Resorts Ltd	4,160

64	YUM! Brands, Inc.	5,522
	Total Hotels, Restaurants & Leisure	51,104

	Household Durables – 0.2%

200	Matsushita Electric Industrial Co., Ltd	2,092

705	Sekisui House, Ltd.	11,674

69	Whirlpool Corporation	10,338
	Total Household Durables	24,104

	Household Products – 0.1%

84	Colgate-Palmolive Company	5,994

49	Reckitt and Benckiser	4,386
	Total Household Products	10,380

NUVEEN	5

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 0.4%

347	General Electric Company	$10,098

64	Honeywell International Inc.	7,019

400	Koninklijke Philips Electronics NV	12,058

96	Siemens AG, Sponsored ADR	10,902
	Total Industrial Conglomerates	40,077

	Insurance – 1.0%

46	Ace Limited	5,842

446	Ageas	16,291

110	Allianz AG ORD Shares	17,147

72	Axis Capital Holdings Limited	4,102

160	CNA Financial Corporation	5,851

99	Marsh & McLennan Companies, Inc.	6,276

170	Mitsui Sumitomo Insurance Company Limited	5,061

258	Old Republic International Corporation	4,350

200	Swiss Re AG	18,574

570	Unum Group	20,178
	Total Insurance	103,672

	IT Services – 0.4%

67	Accenture Limited	7,788

181	Fidelity National Information Services	13,380

36	Luxoft Holding Inc., (2)	1,908

168	Paychex, Inc.	9,274

141	Sabre Corporation	3,642
	Total IT Services	35,992

	Leisure Products – 0.1%

163	Mattel, Inc.	5,139

	Machinery – 0.1%

50	Dover Corporation	3,344

68	Ingersoll Rand Company Limited, Class A	4,576

300	Kubota Corporation	4,847
	Total Machinery	12,767

	Media – 0.9%

297	Comcast Corporation, Class A	18,361

400	Interpublic Group of Companies, Inc.	8,956

375	National CineMedia, Inc.	5,201

68	Omnicom Group, Inc.	5,428

210	ProSiebenSat.1 Media AG	9,050

39	Publicis Groupe	2,676

6	NUVEEN

Shares	Description (1)	Value

	Media (continued)

135	Time Warner Inc.	$12,014

377	Viacom Inc., Class B	14,160

59	Walt Disney Company	5,469

270	WPP Group PLC	5,876
	Total Media	87,191

	Mortgage Real Estate Investment Trusts – 0.1%

290	Colony Financial Inc.	5,513

305	Starwood Property Trust Inc.	6,783
	Total Mortgage Real Estate Investment Trusts	12,296

	Multiline Retail – 0.1%

149	Macy’s, Inc.	5,437

125	Target Corporation	8,591
	Total Multiline Retail	14,028

	Multi-Utilities – 0.4%

134	CMS Energy Corporation	5,648

79	DTE Energy Company	7,585

229	NiSource Inc.	5,327

800	Veolia Environment S.A., ADR	17,459

92	WEC Energy Group, Inc.	5,494
	Total Multi-Utilities	41,513

	Oil, Gas & Consumable Fuels – 1.2%

154	Anadarko Petroleum Corporation	9,154

339	Cameco Corporation	2,610

101	Canadian Natural Resources Limited	3,203

268	Chevron Corporation	28,073

129	Exxon Mobil Corporation	10,748

84	Occidental Petroleum Corporation	6,124

233	Phillips 66	18,908

41	Pioneer Natural Resources Company	7,340

88	Royal Dutch Shell PLC, Class B Shares	4,603

283	Total SA	13,582

94	Valero Energy Corporation	5,569

273	Williams Companies, Inc.	7,972
	Total Oil, Gas & Consumable Fuels	117,886

	Personal Products – 0.1%

21	L’Oreal	3,759

215	Unilever NV	8,992
	Total Personal Products	12,751

NUVEEN	7

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals – 1.4%

535	AstraZeneca PLC	$15,151

1,372	GlaxoSmithKline PLC	28,736

141	Johnson & Johnson	16,355

79	Novartis AG, Sponsored ADR	5,620

111	Novo Nordisk AS, Class B	3,971

131	Novo-Nordisk A/S	4,656

1,147	Pfizer Inc.	36,371

59	Roche Holdings AG, Sponsored ADR	13,564

132	Sanofi-Synthelabo, SA	10,282

97	Teva Pharmaceutical Industries Limited, Sponsored ADR	4,146
	Total Pharmaceuticals	138,852

	Professional Services – 0.2%

204	Experian PLC	3,928

42	Manpower Inc.	3,226

213	Nielsen Holdings PLC	9,589

70	Wolters Kluwer NV	2,709
	Total Professional Services	19,452

	Real Estate Management & Development – 0.1%

530	City Developments Limited	3,234

325	Henderson Land Development Company Limited	1,926
	Total Real Estate Management & Development	5,160

	Road & Rail – 0.2%

242	CSX Corporation	7,383

120	Kyushu Railway Company	3,536

157	Union Pacific Corporation	13,844
	Total Road & Rail	24,763

	Semiconductors & Semiconductor Equipment – 0.6%

535	Infineon Technologies AG	9,605

262	Intel Corporation	9,136

128	Maxim Integrated Products, Inc.	5,073

337	QUALCOMM, Inc.	23,159

50	Rohm Company Limited	2,637

115	Xilinx, Inc.	5,850
	Total Semiconductors & Semiconductor Equipment	55,460

	Software – 0.9%

161	CA Technologies	4,949

878	Microsoft Corporation	52,610

8	NUVEEN

Shares	Description (1)	Value

	Software (continued)

640	Oracle Corporation	$24,589

80	SAP SE	7,047
	Total Software	89,195

	Specialty Retail – 0.3%

125	Best Buy Co., Inc.	4,864

275	GameStop Corporation	6,614

104	Home Depot, Inc.	12,689

50	L Brands Inc.	3,609

98	Lowe’s Companies, Inc.	6,532
	Total Specialty Retail	34,308

	Technology Hardware, Storage & Peripherals – 0.7%

380	Apple, Inc.	43,145

80	Fuji Photo Film Co., Ltd.	3,032

322	Hewlett Packard Enterprise Co	7,235

495	HP Inc.	7,173

82	Western Digital Corporation	4,792
	Total Technology Hardware, Storage & Peripherals	65,377

	Textiles, Apparel & Luxury Goods – 0.1%

102	VF Corporation	5,529

250	Wacoal Holdings Corporation	2,889
	Total Textiles, Apparel & Luxury Goods	8,418

	Tobacco – 0.4%

277	Altria Group, Inc.	18,315

425	Imperial Brands PLC	20,577

75	Japan Tobacco Inc.	2,856

116	Skandinavisk Tobakskompagni A/S	2,008
	Total Tobacco	43,756

	Trading Companies & Distributors – 0.1%

500	Itochu Corporation	6,334

	Wireless Telecommunication Services – 0.2%

200	KDDI Corporation	6,088

226	SK Telecom Company Limited	4,938

2,148	Vodafone Group PLC	5,910
	Total Wireless Telecommunication Services	16,936
	Total Common Stocks (cost $2,271,745)	2,231,067

NUVEEN	9

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.6%

	Banks – 0.1%

7	Bank of America Corporation	7.250%	N/A (5)	BB+	$8,617

6	Wells Fargo & Company	7.500%	N/A (5)	BBB	7,830
	Total Banks				16,447

	Diversified Telecommunication Services – 0.1%

100	Frontier Communications Corporation	11.125%	6/29/18	N/R	8,351

	Electric Utilities – 0.1%

140	Great Plains Energy Inc.	7.000%	9/15/19	N/R	7,419

	Pharmaceuticals – 0.3%

36	Teva Pharmaceutical Industries Limited, (4)	7.000%	12/15/18	N/R	27,313
	Total Convertible Preferred Securities (cost $62,489)				59,530

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.2%

	Banks – 0.1%

305	Citigroup Inc.	6.875%		BB+	$8,751

	Wireless Telecommunication Services – 0.1%

320	United States Cellular Corporation	7.250%		Ba1	8,374
	Total $25 Par (or similar) Retail Preferred (cost $17,428)				17,125

Shares	Description (1), (6)	Value

	EXCHANGE-TRADED FUNDS – 75.9%

23,726	Alerian MLP Exchange Traded Fund	$290,169

89,525	Nuveen Core Plus Bond, Class R6 Shares	991,943

33,632	Nuveen High Yield Municipal Bond Fund, Class R6 Shares	588,565

13,723	Nuveen NWQ Flexible Income Fund	297,530

34,883	Nuveen Preferred Securities Fund	599,651

45,890	Nuveen Real Asset Income Fund	1,075,678

50,761	Nuveen Symphony Floating Rate Income Fund, Class R6 Shares	1,007,106

67,155	Nuveen Symphony High Yield Bond Fund, Class R6 Shares	1,112,088

39,564	TIAA-CREF Emerging Markets Debt Fund	399,209

52,576	TIAA-CREF Emerging Markets Equity Index Fund	500,526

41,580	TIAA-CREF High Yield Fund	402,079

17,064	TIAA-CREF Inflation-Linked Bond Fund	199,829

6,176	TIAA-CREF Real Estate Securities Fund	93,082
	Total Exchange-Traded Funds (cost $7,599,991)	7,557,455
	Total Long-Term Investments (cost $9,951,653)	9,865,177
	Other Assets Less Liabilities – 0.9% (7)	92,024
	Net Assets – 100%	$9,957,201

10	NUVEEN

Investments in Derivatives as of October 31, 2016

Options Purchased

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	5	Gilead Sciences, Inc.	$40,000	11/18/16	$80	$295
	5	Total Options Purchased (discounts paid $504)	$40,000			$295

Options Written

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Put	(1)	NASDAQ 100 Index	$(470,000)	11/18/16	$4,700	$(4,360)
Call	(4)	S&P 500 Index	(868,000)	11/18/16	2,170	(3,560)
	(5)	Total Options Written (premiums received $5,591)	$(1,338,000)			$(7,920)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,231,067	$—	$—	$2,231,067
Convertible Preferred Securities	32,217	27,313	—	59,530
$25 Par (or similar) Retail Preferred	17,125	—	—	17,125
Exchange-Traded Funds	7,557,455	—	—	7,557,455
Investments in Derivatives:
Options Purchased	295	—	—	295
Options Written	(7,920)	—	—	(7,920)
Total	$9,830,239	$27,313	$—	$9,857,552

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from U.S. GAAP.

As of October 31, 2016, the cost of investments (excluding investments in derivatives) was $9,951,653.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$58,823
Depreciation	(145,299)
Net unrealized appreciation (depreciation) of investments	$(86,476)

NUVEEN	11

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

12	NUVEEN

Nuveen Multi-Asset Income Tax-Aware Fund

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.0%

	COMMON STOCKS – 27.6%

	Aerospace & Defense – 0.5%

696	Embraer Aircraft Corporation	$3,739

75	General Dynamics Corporation	11,306

59	Lockheed Martin Corporation	14,536

199	Safran SA	13,682

41	Thales SA	3,860
	Total Aerospace & Defense	47,123

	Air Freight & Logistics – 0.4%

730	Deutsche Post AG	22,622

130	United Parcel Service, Inc., Class B	14,009
	Total Air Freight & Logistics	36,631

	Airlines – 0.1%

90	Copa Holdings SA	8,301

167	Delta Air Lines, Inc.	6,976
	Total Airlines	15,277

	Automobiles – 0.5%

388	Daimler AG	27,647

520	General Motors Company	16,432

53	Toyota Motor Corporation, Sponsored ADR	6,130
	Total Automobiles	50,209

	Banks – 3.5%

1,694	Bank of America Corporation	27,951

17,100	Bank of Ireland, (2)	3,707

241	BankUnited Inc.	7,023

5,500	BOC Hong Kong Holdings Limited	19,644

577	CIT Group Inc.	20,962

460	Citigroup Inc.	22,609

603	Danske Bank A/S	18,617

738	ForeningsSparbanken AB	17,289

676	HSBC Holdings PLC	5,099

805	Huntington BancShares Inc.	8,533

2,081	ING Groep N.V.	27,402

843	JPMorgan Chase & Co.	58,386

660	KeyCorp.	9,319

16,472	Lloyds Banking Group PLC	11,545

2,800	Mitsubishi UFJ Financial Group Inc.	14,541

NUVEEN	13

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

500	Oversea-Chinese Banking Corporation Limited	$3,048

223	Pacwest Bancorp.	9,676

2,713	Royal Bank of Scotland Group PLC, (2)	6,279

140	Sumitomo Mitsui Trust Holdings	4,739

368	Toronto-Dominion Bank	16,698

382	Wells Fargo & Company	17,576

684	Westpac Banking Corporation	15,854
	Total Banks	346,497

	Beverages – 0.3%

133	Heineken NV	10,957

154	PepsiCo, Inc.	16,509

225	Refresco Group N.V.	3,285
	Total Beverages	30,751

	Biotechnology – 0.4%

515	AbbVie Inc.	28,727

912	Grifols SA., Class B Shares	13,155
	Total Biotechnology	41,882

	Capital Markets – 0.8%

102	Ameriprise Financial, Inc.	9,016

865	Ares Capital Corporation	13,235

30	BlackRock Inc.	10,237

240	Deutsche Boerse AG, (2)	18,674

118	NASDAQ Stock Market, Inc.	7,548

135	Raymond James Financial Inc.	8,116

1,177	UBS Group AG	16,617
	Total Capital Markets	83,443

	Chemicals – 0.6%

90	Celanese Corporation, Series A	6,563

1,330	CVR Partners LP	6,065

83	Koninklijke DSM NV	5,337

70	Linde AG	11,549

113	Monsanto Company	11,387

75	PPG Industries, Inc.	6,985

135	Praxair, Inc.	15,803
	Total Chemicals	63,689

	Commercial Services & Supplies – 0.2%

375	Dai Nippon Printing Co., Ltd.	3,769

152	ISS AS	5,976

14	NUVEEN

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

185	KAR Auction Services Inc.	$7,877
	Total Commercial Services & Supplies	17,622

	Communications Equipment – 0.5%

1,061	Cisco Systems, Inc.	32,551

1,770	Ericsson LM, Class B Shares	8,568

811	Ericsson	3,950
	Total Communications Equipment	45,069

	Consumer Finance – 0.2%

446	Discover Financial Services	25,123

	Containers & Packaging – 0.4%

1,425	Amcor Limited	15,935

171	Packaging Corp. of America	14,108

190	WestRock Company	8,776
	Total Containers & Packaging	38,819

	Diversified Financial Services – 0.3%

1,540	Challenger Limited	12,605

42	Groupe Bruxelles Lambert SA	3,613

800	Orix Corporation	12,705
	Total Diversified Financial Services	28,923

	Diversified Telecommunication Services – 1.2%

1,137	AT&T Inc.	41,830

262	CenturyLink Inc.	6,964

11,000	HKT Trust and HKT Limited	15,091

852	Nippon Telegraph and Telephone Corporation, ADR	37,852

790	Telefonica Brasil SA	11,429

264	Telenor ASA	4,202
	Total Diversified Telecommunication Services	117,368

	Electric Utilities – 0.7%

3,885	EDP – Energias de Portugal, S.A.	12,841

242	NextEra Energy Inc.	30,976

658	Red Electrica Corporacion SA, (2)	13,728

880	Scottish and Southern Energy PLC	17,137
	Total Electric Utilities	74,682

	Electrical Equipment – 0.2%

302	Eaton PLC	19,259

100	Mabuchi Motor Company Limited	5,826
	Total Electrical Equipment	25,085

NUVEEN	15

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Computers – 0.2%

276	Flextronics International Limited, (2)	$3,916

191	TE Connectivity Limited	12,008
	Total Electronic Equipment, Instruments & Computers	15,924

	Energy Equipment & Services – 0.5%

554	Aker Solutions ASA	2,550

350	Schlumberger Limited	27,381

1,386	Tenaris SA	19,597
	Total Energy Equipment & Services	49,528

	Equity Real Estate Investment Trusts – 0.5%

210	Apartment Investment & Management Company, Class A	9,255

123	Crown Castle International Corporation	11,192

110	Extra Space Storage Inc.	8,047

197	Lamar Advertising Company	12,500

455	Paramount Group Inc.	7,075
	Total Equity Real Estate Investment Trusts	48,069

	Food & Staples Retailing – 0.5%

241	Carrefour SA	6,322

431	CVS Health Corporation	36,247

80	Seven & I Holdings	3,344

2,170	Tesco PLC	5,598
	Total Food & Staples Retailing	51,511

	Food Products – 0.5%

199	Groupe Danone	13,780

245	Mondelez International Inc.	11,010

2,190	Orkla ASA	20,688
	Total Food Products	45,478

	Health Care Equipment & Supplies – 0.3%

406	Medtronic, PLC	33,300

	Health Care Providers & Services – 0.3%

63	CIGNA Corporation	7,486

187	UnitedHealth Group Incorporated	26,429
	Total Health Care Providers & Services	33,915

	Hotels, Restaurants & Leisure – 0.4%

115	Cedar Fair LP	6,538

688	Compass Group PLC	12,472

331	Hilton Worldwide Holdings Inc.	7,481

119	Six Flags Entertainment Corporation	6,622

16	NUVEEN

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

62	Wynn Resorts Ltd	$5,862
	Total Hotels, Restaurants & Leisure	38,975

	Household Durables – 0.4%

250	Matsushita Electric Industrial Co., Ltd	2,615

910	Sekisui House, Ltd.	15,068

120	Whirlpool Corporation	17,978
	Total Household Durables	35,661

	Household Products – 0.2%

167	Colgate-Palmolive Company	11,917

124	Reckitt and Benckiser	11,099
	Total Household Products	23,016

	Industrial Conglomerates – 0.6%

461	General Electric Company	13,415

128	Honeywell International Inc.	14,039

515	Koninklijke Philips Electronics NV	15,524

122	Siemens AG, Sponsored ADR	13,855
	Total Industrial Conglomerates	56,833

	Insurance – 1.4%

92	Ace Limited	11,684

570	Ageas	20,821

140	Allianz AG ORD Shares	21,823

91	Axis Capital Holdings Limited	5,184

205	CNA Financial Corporation	7,497

198	Marsh & McLennan Companies, Inc.	12,551

210	Mitsui Sumitomo Insurance Company Limited	6,252

361	Old Republic International Corporation	6,086

255	Swiss Re AG	23,682

735	Unum Group	26,019
	Total Insurance	141,599

	IT Services – 0.5%

134	Accenture Limited	15,576

315	Fidelity National Information Services	23,285

46	Luxoft Holding Inc., (2)	2,438

198	Sabre Corporation	5,114
	Total IT Services	46,413

	Leisure Products – 0.1%

227	Mattel, Inc.	7,157

NUVEEN	17

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Machinery – 0.2%

137	Ingersoll Rand Company Limited, Class A	$9,219

800	Kubota Corporation	12,926
	Total Machinery	22,145

	Media – 1.0%

129	Comcast Corporation, Class A	7,975

515	Interpublic Group of Companies, Inc.	11,531

485	National CineMedia, Inc.	6,727

270	ProSiebenSat.1 Media AG	11,636

49	Publicis Groupe	3,362

175	Time Warner Inc.	15,573

355	Viacom Inc., Class B	13,334

119	Walt Disney Company	11,030

675	WPP Group PLC	14,690
	Total Media	95,858

	Mortgage Real Estate Investment Trusts – 0.2%

375	Colony Financial Inc.	7,129

426	Starwood Property Trust Inc.	9,474
	Total Mortgage Real Estate Investment Trusts	16,603

	Multi-Utilities – 0.6%

189	CMS Energy Corporation	7,966

111	DTE Energy Company	10,657

321	NiSource Inc.	7,466

1,030	Veolia Environment S.A., ADR	22,478

183	WEC Energy Group, Inc.	10,929
	Total Multi-Utilities	59,496

	Oil, Gas & Consumable Fuels – 1.7%

215	Anadarko Petroleum Corporation	12,780

424	Cameco Corporation	3,265

126	Canadian Natural Resources Limited	3,995

429	Chevron Corporation	44,938

182	Exxon Mobil Corporation	15,164

119	Occidental Petroleum Corporation	8,676

370	Phillips 66	30,026

57	Pioneer Natural Resources Company	10,204

110	Royal Dutch Shell PLC, Class B Shares	5,754

530	Total SA	25,437

382	Williams Companies, Inc.	11,154
	Total Oil, Gas & Consumable Fuels	171,393

18	NUVEEN

Shares	Description (1)	Value

	Personal Products – 0.3%

54	L’Oreal	$9,665

393	Unilever NV	16,439
	Total Personal Products	26,104

	Pharmaceuticals – 2.0%

685	AstraZeneca PLC	19,399

1,766	GlaxoSmithKline PLC	37,126

235	Johnson & Johnson	27,258

198	Novartis AG, Sponsored ADR	14,086

278	Novo Nordisk AS, Class B	9,945

262	Novo-Nordisk A/S	9,311

1,182	Pfizer Inc.	37,481

76	Roche Holdings AG, Sponsored ADR	17,473

242	Sanofi-Synthelabo, SA	18,851

121	Teva Pharmaceutical Industries Limited, Sponsored ADR	5,172
	Total Pharmaceuticals	196,102

	Professional Services – 0.4%

511	Experian PLC	9,839

53	Manpower Inc.	4,070

479	Nielsen Holdings PLC	21,565

88	Wolters Kluwer NV	3,406
	Total Professional Services	38,880

	Real Estate Management & Development – 0.1%

670	City Developments Limited	4,089

400	Henderson Land Development Company Limited	2,370
	Total Real Estate Management & Development	6,459

	Road & Rail – 0.4%

337	CSX Corporation	10,282

140	Kyushu Railway Company	4,125

259	Union Pacific Corporation	22,839
	Total Road & Rail	37,246

	Semiconductors & Semiconductor Equipment – 0.4%

690	Infineon Technologies AG	12,388

180	Maxim Integrated Products, Inc.	7,133

198	QUALCOMM, Inc.	13,607

60	Rohm Company Limited	3,164

160	Xilinx, Inc.	8,139
	Total Semiconductors & Semiconductor Equipment	44,431

NUVEEN	19

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)				Value

	Software – 1.1%

225	CA Technologies				$6,917

912	Microsoft Corporation				54,647

825	Oracle Corporation				31,697

161	SAP SE				14,181
	Total Software				107,442

	Specialty Retail – 0.3%

175	Best Buy Co., Inc.				6,809

355	GameStop Corporation				8,538

196	Lowe’s Companies, Inc.				13,063
	Total Specialty Retail				28,410

	Technology Hardware, Storage & Peripherals – 0.5%

296	Apple, Inc.				33,608

100	Fuji Photo Film Co., Ltd.				3,790

452	Hewlett Packard Enterprise Co				10,156

115	Western Digital Corporation				6,721
	Total Technology Hardware, Storage & Peripherals				54,275

	Textiles, Apparel & Luxury Goods – 0.1%

203	VF Corporation				11,005

330	Wacoal Holdings Corporation				3,814
	Total Textiles, Apparel & Luxury Goods				14,819

	Tobacco – 0.5%

220	Altria Group, Inc.				14,546

550	Imperial Brands PLC				26,628

100	Japan Tobacco Inc.				3,809

146	Skandinavisk Tobakskompagni A/S				2,527
	Total Tobacco				47,510

	Trading Companies & Distributors – 0.2%

1,300	Itochu Corporation				16,468

	Wireless Telecommunication Services – 0.4%

500	KDDI Corporation				15,219

283	SK Telecom Company Limited				6,184

5,371	Vodafone Group PLC				14,779
	Total Wireless Telecommunication Services				36,182
	Total Common Stocks (cost $2,780,365)				2,735,395

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.8%

	Banks – 0.2%

9	Bank of America Corporation	7.250%	N/A (5)	BB+	$11,079

20	NUVEEN

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Banks (continued)

8	Wells Fargo & Company	7.500%	N/A (5)	BBB	$10,440
	Total Banks				21,519

	Diversified Telecommunication Services – 0.1%

130	Frontier Communications Corporation	11.125%	6/29/18	N/R	10,857

	Electric Utilities – 0.1%

180	Great Plains Energy Inc.	7.000%	9/15/19	N/R	9,538

	Pharmaceuticals – 0.4%

46	Teva Pharmaceutical Industries Limited, (4)	7.000%	12/15/18	N/R	34,900
	Total Convertible Preferred Securities (cost $80,618)				76,814

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.2%

	Banks – 0.1%

390	Citigroup Inc.	6.875%		BB+	$11,189

	Wireless Telecommunication Services – 0.1%

415	United States Cellular Corporation	7.250%		Ba1	10,861
	Total $25 Par (or similar) Retail Preferred (cost $22,441)				22,050

Shares	Description (1), (6)				Value

	EXCHANGE-TRADED FUNDS – 70.4%

31,634	Alerian MLP Exchange Traded Fund				$386,884

116,959	Nuveen All-American Municipal				1,377,778

61,659	Nuveen High Yield Municipal Bond				1,079,036

18,691	Nuveen Inflation Protected Municipal Bond				200,000

117,117	Nuveen Limited Term Municipal Bond				1,292,973

10,429	Nuveen Real Asset Income Fund				244,472

115,830	Nuveen Short Duration High Yield				1,187,259

30,456	Nuveen Symphony Floating Rate Income Fund, Class R6 Shares				604,264

63,091	TIAA-CREF Emerging Markets Equity Index Fund				600,630
	Total Exchange-Traded Funds (cost $7,049,980)				6,973,296
	Total Long-Term Investments (cost $9,933,404)				9,807,555
	Other Assets Less Liabilities – 1.0% (7)				103,454
	Net Assets – 100%				$9,911,009

NUVEEN	21

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	October 31, 2016 (Unaudited)

Investments in Derivatives as of October 31, 2016

Options Purchased

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	5	Gilead Sciences, Inc.	$40,000	11/18/16	$80	$295
	5	Total Options Purchased (discounts paid $504)	$40,000			$295

Options Written

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Put	(1)	NASDAQ 100 Index	$(470,000)	11/18/16	$4,700	$(4,360)
Call	(4)	S&P 500 Index	(868,000)	11/18/16	2,170	(3,560)
	(5)	Total Options Written (premiums received $5,591)	$(1,338,000)			$(7,920)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,735,395	$—	$—	$2,735,395
Convertible Preferred Securities	41,914	34,900	—	76,814
$25 Par (or similar) Retail Preferred	22,050	—	—	22,050
Exchange-Traded Funds	6,973,296	—	—	6,973,296
Investments in Derivatives:
Options Purchased	295	—	—	295
Options Written	(7,920)	—	—	(7,920)
Total	$9,765,030	$34,900	$—	$9,799,930

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from U.S. GAAP.

As of October 31, 2016, the cost of investments (excluding investments in derivatives) was $9,933,404.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$50,653
Depreciation	(176,502)
Net unrealized appreciation (depreciation) of investments	$(125,849)

22	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

NUVEEN	23

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016